June 6, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004
Attn:  Filing Desk, Stop 1-4


            Re: Van Kampen Focus Portfolios, Taxable Income Series 38
                       (File No. 333-104583 CIK #1172282)


Ladies and Gentlemen:

         In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on June 5, 2003.

                                                          Very truly yours,


                                                          VAN KAMPEN FUNDS INC.